As filed with the Securities and Exchange Commission on December 13, 2007
Securities Act File No. 333-141497

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-2
Check appropriate box or boxes)
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. 6
Post-Effective Amendment No.
IRON LEAF CAPITAL CORPORATION
(Exact name of Registrant as specified in charter)

5 Eden Lane
Tiburon, CA 94920
(Address of Principal Executive Offices)

Registrant’s telephone number, including Area Code: (888) 879-8010
Terry Temescu
President and Chief Executive Officer
Iron Leaf Capital Corporation
5 Eden Lane
Tiburon, CA 94920
(Name and address of agent for service)

Copies to:

Steven B. Boehm Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004 (202) 383-0100	Steven M. Skolnick Thomas S. Levato Lowenstein Sandler PC 65 Livingston Avenue Roseland, NJ 07068 (973) 597-2500	Jonathan H. Talcott Janis F. Kerns Nelson Mullins Riley & Scarborough LLP 101 Constitution Avenue, NW Washington, DC 20001 (202) 712-2806

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

	Proposed Maximum	Amount of
Title of	Aggregate	Registration
Securities Being Registered	Offering Price(1)	Fee(1)(2)
Common Stock, $0.01 par value per share	$124,200,000	$3,813

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
(2)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Amendment No. 6 to the Registration Statement is solely to amend Item 34 of Part C.

PART C — OTHER INFORMATION

ITEM 25.	FINANCIAL STATEMENTS AND EXHIBITS

1. Financial Statements

The following financial statements of Iron Leaf Capital Corporation (the “Registrant” or the “Company”) are included in Part A “Information Required to be in the Prospectus” of the Registration Statement.

IRON LEAF CAPITAL CORPORATION
INDEX TO FINANCIAL STATEMENTS

2. Exhibits

Exhibit
Number		Description

a	.	Amended Articles of Incorporation*
b	.	Bylaws*
d	.	Form of Common Stock Certificate*
e	.	Dividend Reinvestment Plan*
g	.	Form of Investment Advisory Agreement by and between Registrant and Iron Leaf Advisors, LLC**
h	.	Form of Underwriting Agreement***
j	.	Form of Custodian Agreement***
k	.1	Form of Administration Agreement by and between Registrant and Iron Leaf Administrator LLC**
k	.2	Form of Indemnification Agreement by and between Registrant and each of its directors***
l	.	Opinion of Sutherland Asbill & Brennan LLP***
n	.1	Consent of Sutherland Asbill & Brennan LLP (Incorporated by reference to exhibit l hereto)***
n	.2	Consent of Independent Registered Public Accounting Firm****
r	.	Code of Ethics*

*	Previously filed in connection with Amendment No. 1 to Iron Leaf Capital Corporation’s registration statement on Form N-2 (File No. 333-141497) filed on May 14, 2007.
**	Previously filed in connection with Amendment No. 2 to Iron Leaf Capital Corporation’s registration statement on Form N-2 (File No. 333-141497) filed on June 18, 2007.
***	Previously filed in connection with Amendment No. 4 to Iron Leaf Capital Corporation’s registration statement on Form N-2 (File No. 333-141497) filed on October 31, 2007.

****	Previously filed in connection with Amendment No. 5 to Iron Leaf Capital Corporation’s registration statement on Form N-2 (File No. 333-141497) filed on December 10, 2007.

ITEM 26.	MARKETING ARRANGEMENTS

The information contained under the heading “Underwriting” on this Registration Statement is incorporated herein by reference.

ITEM 27.	OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

SEC registration fee	$3,531
FINRA filing fee	$12,000
Nasdaq Capital Market listing fee	$5,000
Printing and postage	$125,000
Legal fees and expenses	$600,000
Accounting fees and expenses	$25,000
Miscellaneous	$229,469

Total	$1,000,000

Note: All listed amounts are estimates.

ITEM 28.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

Immediately prior to this offering, Iron Leaf Advisor, LLC (“ILA”) will own 100% of the outstanding common stock of the Registrant. Following the completion of this offering, ILA’s share ownership is expected to represent less than 1% of the Registrant’s outstanding common stock.

See “Management” and “Certain Relationships and Transactions” in the Prospectus contained herein.

ITEM 29.	NUMBER OF HOLDERS OF SECURITIES

The following table sets forth the number of record holders of the Registrant’s common stock at December 12, 2007.

Number of
Title of Class	Record Holders

Common Stock, par value $0.01 per share	1

ITEM 30.	INDEMNIFICATION

Reference is made to Section 2-418 of the Maryland General Corporation Law, Article VIII of the Registrant’s Articles of Incorporation, Article XI of the Registrant’s Bylaws, the Investment Advisory Agreement and Administration Agreement.

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and which is material to the cause of action. Our charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

Our charter authorizes us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. Our bylaws obligate us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made a party to the proceeding by reason of his service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit us to indemnify and advance expenses to any person who served a predecessor of us in any of the capacities described above and any of our employees or agents or any employees or agents of our predecessor. In accordance with the 1940 Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Maryland law requires a corporation (unless its charter provides otherwise, which our charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met. The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Iron Leaf Advisors, LLC (the “Adviser”) and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Adviser’s services under the Investment Advisory Agreement or otherwise as an investment adviser of the Registrant.

The Administration Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, IL Administrator, LLC and its officers, manager, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of IL Administrator’s services under the Administration Agreement or otherwise as administrator for the Registrant.

The law also provides for comparable indemnification for corporate officers and agents. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

We intend to enter into indemnification agreements with our directors following consummation of this offering. The indemnification agreements are intended to provide our directors the maximum indemnification permitted under Maryland law and the Investment Company Act of 1940. Each indemnification agreement is expected to provide that the Company shall indemnify the director who is a party to the agreement (an “Indemnitee”), including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, other than a proceeding by or in the right of the Company.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A description of any other business, profession, vocation, or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management — Board of Directors,” “Investment Advisory Agreement” and “Portfolio Management — Investment Personnel.” Additional information regarding the Adviser and its officers and directors will be set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-68576), and is incorporated herein by reference.

ITEM 32.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1) the Registrant, Iron Leaf Capital Corporation, 5 Eden Lane, Tiburon, CA 94920;

(2) the Transfer Agent, American Stock Transfer & Trust Company, 59 Maiden Lane, Plaza Level, New York, NY 10038;

(3) the Custodian, Deutsche Bank Trust Company Americas, 280 Park Avenue-6 West, New York, NY 10017; and.

(4) the Adviser, Iron Leaf Advisors, LLC, 5 Eden Lane, Tiburon, CA 94920.

ITEM 33.	MANAGEMENT SERVICES

Not applicable.

ITEM 34.	UNDERTAKINGS

(1) Registrant undertakes to suspend the offering of the shares of common stock covered hereby until it amends its prospectus contained herein if (a) subsequent to the effective date of this Registration Statement, its net asset value per share of common stock declines more than 10% from its net asset value per share of common stock as of the effective date of this Registration Statement, or (b) its net asset value per share of common stock increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5) Registrant undertakes that:

(a) For purposes of determining any liability under the Securities Act of 1933, as amended, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h)

under the Securities Act of 1933, as amended, shall be deemed to be part of this Registration Statement as of the time it was declared effective.

(b) For purposes of determining any liability under the Securities Act of 1933, as amended, each post-effective amendment that contains a form of prospectus shall be deemed to a new registration statement relating to the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Registrant undertakes that, in the event the initial public offering referred to in the prospectus included in Part A of this Registration Statement does not close, no shares of its common stock will be issued (to the public or otherwise), and it will not receive any proceeds therefrom.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Amendment No. 6 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tiburon, in the State of California, on the 13th day of December, 2007.

IRON LEAF CAPITAL CORPORATION

By:	/s/ Terry Temescu
Terry Temescu
President, Chief Executive Officer and
Chairman of the Board of Directors
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1933, this Amendment No. 6 to the Registration Statement on Form N-2 has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated on the 13th day of December, 2007.

Signature	Title

/s/ Terry Temescu Terry Temescu	President, Chief Executive Officer and Chairmanof the Board of Directors

/s/ Mark W. Bode Mark W. Bode	Chief Financial Officer and Corporate Secretary (Principal Financial Officer)

** James F. Kenefick	Director

* Daniel Brady	Director

* Lawrence A. Friend	Director

* Pamela Newman	Director

*	Signed by Terry Temescu pursuant to a power of attorney signed by each individual and filed with this Registration Statement on May 14, 2007.

**	Signed by Terry Temescu pursuant to a power of attorney signed by Mr. Kenefick and filed with this Registration Statement on October 31, 2007.